Other Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Intangible Assets, Net [Abstract]
Amortization expense	$ 52,574	$ 45,353	$ 35,647
Indefinite-lived intangible assets (IPR&D)	$ 0	$ 1,370